Earnings (Losses) per share	12 Months Ended
Dec. 31, 2021
Earnings Losses Per Share
Earnings (Losses) per share

5.11	Earnings (Losses) per share

(a)	Basic

Basic earnings (losses) per share are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of outstanding shares during the year, excluding shares purchased by the Company and held as treasury shares (see Notes 5.22 and 5.23).

		Year ended December 31,
	2021	2020	2019
Net profit (loss) from continuing operations attributable to equity holders of the Company (€ in thousand)	(73,425)	(64,393)	(1,744)
Weighted average number of outstanding shares	97,619,320	90,757,173	91,744,268
Basic earnings (losses) from continuing operations per share (€ per share)	(0.75)	(0.71)	(0.02)

(b)	Diluted

Diluted earnings per share are calculated by adjusting the weighted average number of ordinary outstanding shares to assume conversion of all dilutive potential ordinary shares. The Company has share options as dilutive potential ordinary shares. For the share options, a calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the Company’s shares) based on the monetary value of the subscription rights attached to outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

		Year ended December 31,
	2021	2020	2019
Profit used to determine diluted earnings per share (€ in thousand)	(73,425)	(64,393)	(1,744)
Weighted average number of outstanding shares for diluted earnings (losses) per share[3]	97,619,320	90,757,173	91,744,268
Diluted earnings/(losses) from continuing operations per share (€ per share)	(0.75)	(0.71)	(0.02)